Quarterly Report
December 31, 2020
MFS®  Arkansas
Municipal Bond Fund
MAR-Q3

Portfolio of Investments
12/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.3%
Airport Revenue – 0.5%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$235,000	$252,225
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	160,000	165,346
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	106,761
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	119,063
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	90,149
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	139,885
		$873,429
General Obligations - General Purpose – 3.5%
Arkansas Higher Education, 4%, 6/01/2029	$2,000,000	$2,217,160
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	375,000	366,135
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	70,000	76,824
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	50,000	53,809
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	110,000	121,430
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	80,000	95,341
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	30,000	32,822
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	225,000	245,968
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,620,000	1,109,700
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	430,000	450,098
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	60,000	60,136
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	130,000	130,246
State of Illinois, 5.5%, 5/01/2039	120,000	145,205
State of Illinois, 5.75%, 5/01/2045	115,000	139,685
State of Illinois, “A”, 4%, 12/01/2033	30,000	32,218
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2032	425,000	529,716
		$5,806,493
General Obligations - Schools – 5.2%
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2037	$1,500,000	$1,706,340
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	1,000,000	1,111,310
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	40,000	48,546
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,405
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	626,300
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	2,060,000	2,144,501
Lavaca, AR, School District No.3 Ref., (Sebastian County), 1.3%, 2/01/2033	650,000	647,952
Pulaski County, AR, Special School District Construction, 4%, 2/01/2041	2,000,000	2,088,040
		$8,658,394
Healthcare Revenue - Hospitals – 10.5%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$2,000,000	$2,453,040
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,177,620
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2034	740,000	940,799
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,000,000	1,241,760
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,900,000	2,243,026
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 4%, 2/01/2042	990,000	1,102,098
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,845,394
Batesville, AK, Public Facilities Board, Hospital Rev. (White River Health System, Inc.), 5%, 6/01/2027	500,000	566,100
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	10,000	11,389
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	12,253
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	6,068
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	90,000	102,498
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/2032	540,000	563,889
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	1,108,040
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	20,000	21,339
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth-Hitchcock Obligated Group), “A”, 5%, 8/01/2059	75,000	116,313
Pulaski County, AR, Public Facilities Board, Health Facilities Rev. (Carti Project), 5.5%, 7/01/2043	750,000	748,755

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	$2,820,000	$3,321,086
		$17,581,467
Industrial Revenue - Other – 0.6%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	$390,000	$392,574
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	225,000	251,618
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	330,000	376,480
		$1,020,672
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$113,098
Miscellaneous Revenue - Other – 4.4%
Arkansas Development Finance Authority, Public Safety Charges (Arkansas Division of Emergency Management Project), 4%, 6/01/2045	$2,955,000	$3,401,412
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	2,000,000	2,306,380
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,615,000	1,692,762
		$7,400,554
Sales & Excise Tax Revenue – 16.2%
Bentonville, AR, Sales & Use Tax, 4%, 11/01/2026	$440,000	$441,104
Cabot, AR, Sales & Use Tax, 5%, 6/01/2026	700,000	776,531
Cabot, AR, Sales & Use Tax, 5%, 6/01/2027	1,300,000	1,441,466
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	920,083
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,237,158
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2023	380,000	416,875
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2024	2,040,000	2,153,852
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	415,000	474,021
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,368,210
Mississippi County, AR, 4%, 6/01/2036	650,000	702,839
Mississippi County, AR, 4%, 6/01/2038	1,095,000	1,180,301
Mountain View, AK, Sales and Use Tax Rev. , BAM, 4%, 11/01/2027	335,000	402,781
Mountain View, AK, Sales and Use Tax Rev. , BAM, 3%, 11/01/2031	335,000	366,366
Mountain View, AK, Sales and Use Tax Rev. , BAM, 3%, 11/01/2032	395,000	428,208
Mountain View, AK, Sales and Use Tax Rev. , BAM, 3%, 11/01/2033	405,000	436,679
Mountain View, AK, Sales and Use Tax Rev. , BAM, 3%, 11/01/2034	415,000	445,104
Mountain View, AK, Sales and Use Tax Rev. , BAM, 3%, 11/01/2035	425,000	453,556
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,220,275
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	36,000	39,514
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,346,000	1,499,982
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	355,000	384,692
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	120,000	129,953
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	2,170
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	62,000	68,165
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	7,000	6,603
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	66,000	58,763
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	12,000	10,191
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	593,000	461,342
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	568,000	406,705
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,189,000	677,255
Rogers, AR, Sales & Use Tax Rev., “B”, 5%, 11/01/2036	2,000,000	2,438,760
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/2028 (Prerefunded 11/01/2022)	1,000,000	1,086,110
Springdale, AR, Sales & Use Tax Rev., BAM, 5%, 4/01/2037	1,000,000	1,117,080
Springdale, AR, Sales & Use Tax Rev., BAM, 3.6%, 4/01/2041	2,000,000	2,098,940
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/2032	1,840,000	1,845,943
		$27,197,577

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – 0.6%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$773,872
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	250,000	268,818
		$1,042,690
Single Family Housing - State – 1.3%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	$615,000	$666,599
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	600,000	649,740
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	715,000	799,227
		$2,115,566
State & Local Agencies – 8.1%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,761,613
Arkansas Development Finance Authority State Agencies Facilities Revenue Refunding and Construction (Justice Building Project), 4%, 12/01/2050	2,570,000	2,881,792
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	840,000	965,790
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.901% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,315,000	1,198,925
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	200,000	264,290
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	385,000	470,739
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	150,000	179,617
New Jersey Economic Development Authority Rev., School Facilities Construction, “LLL”, 5%, 6/15/2039	345,000	420,400
New Jersey Economic Development Authority Rev., School Facilities Construction, “LLL”, 5%, 6/15/2044	580,000	697,247
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 3%, 3/15/2049	910,000	966,666
New York Urban Development Corp., State Personal Income Tax Rev., “E”, 3%, 3/15/2047	935,000	995,803
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	2,360,000	1,250,588
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	525,000	588,635
		$13,642,105
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$70,000	$71,632
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	185,000	187,881
		$259,513
Tax - Other – 4.1%
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	$2,000,000	$2,266,080
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,347,400
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	210,000	212,453
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	890,000	985,354
		$6,811,287
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$16,220
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	15,000	16,628
		$32,848
Tobacco – 2.3%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$2,312,957
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	458,145
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	105,000	138,454
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2038	60,000	72,590
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	210,621
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	385,000	435,547
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	2,010,000	306,002
		$3,934,316

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 0.5%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$230,000	$264,498
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	205,571
Triborough NY, Bridge and Tunnel Authority, (MTA Bridges and Tunnels), “C”, 3%, 11/15/2045	395,000	420,315
		$890,384
Transportation - Special Tax – 5.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$20,000	$20,234
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,075,000	1,173,502
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	480,000	511,526
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	715,000	786,157
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	380,000	405,642
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	445,000	475,825
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	535,000	540,612
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	395,000	413,905
New Jersey Economic Development Authority Rev. (NJ Transit Transportation Project), 4%, 11/01/2044	1,015,000	1,124,823
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	175,000	195,706
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	95,000	115,655
New Jersey Transportation Trust Fund Authority, “AA”, 3%, 6/15/2050	45,000	45,000
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2050	220,000	244,086
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	65,000	78,512
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	310,000	369,554
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB” , 4%, 6/15/2044	1,775,000	1,964,481
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	125,000	152,175
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	125,000	148,086
		$8,765,481
Universities - Colleges – 14.6%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,658,725
Arkansas State University, Student Fee Rev. (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	570,293
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2030	410,000	553,840
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2031	430,000	578,372
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2032	450,000	601,798
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2033	475,000	629,057
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 4%, 12/01/2035	410,000	498,507
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	85,000	83,854
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	140,000	137,430
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	55,601
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	58,500
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/2024 (Prerefunded 10/01/2021)	1,000,000	1,028,270
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 5%, 4/01/2041 (Prerefunded 10/01/2021)	1,000,000	1,035,650
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,185,810
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	379,430
University of Arkansas Auxiliary Enterprises Rev., 5%, 12/01/2029	605,000	660,690
University of Arkansas Auxiliary Enterprises Rev. (UALR Campus), “A”, 5%, 5/01/2029	200,000	212,808
University of Arkansas Facilities Rev. (Fayetteville Campus), 5%, 11/01/2047	1,500,000	1,825,620
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2021	1,310,000	1,361,850
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2026 (Prerefunded 11/01/2021)	1,000,000	1,040,010
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2032	1,000,000	1,126,870
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,876,935
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2023	520,000	588,687
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/2025	780,000	875,027
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,250,900
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2023	250,000	258,613

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2024	$250,000	$258,613
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2025	500,000	517,225
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2026	305,000	315,507
University of Central Arkansas Student Fee Rev., “A”, AGM, 5%, 11/01/2038	500,000	581,025
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	596,480
		$24,401,997
Universities - Dormitories – 0.9%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,130,000	$1,345,694
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2056	75,000	83,696
		$1,429,390
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$355,000	$363,875
Utilities - Municipal Owned – 5.7%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$1,194,380
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2032 (Prerefunded 9/01/2022)	1,130,000	1,219,598
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,180,200
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2036 (Prerefunded 9/01/2022)	1,165,000	1,257,373
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2030	2,805,000	3,016,160
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	410,000	331,075
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	65,000	52,488
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	30,000	24,300
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	12,150
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	145,000	117,450
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	11,925
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	155,000	125,162
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	260,000	209,950
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	135,000	137,674
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	64,400
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	60,000	48,450
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	70,000	56,525
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	8,075
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	169,575
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	25,000	26,687
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	15,000	16,044
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	8,113
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	25,000	20,250
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	75,525
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	89,100
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	35,000	28,350
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	76,950
		$9,577,929
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$300,000	$309,636
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	155,000	167,154
		$476,790
Water & Sewer Utility Revenue – 13.3%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/2032	$1,020,000	$1,096,714
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2023	795,000	810,033
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2025	1,500,000	1,528,170
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	525,000	623,175
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	3,850,000	4,850,345
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2021	1,545,000	1,593,899

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2022	$455,000	$469,332
Fort Smith, AR, Water and Sewer Rev., BAM, 3%, 10/01/2029	325,000	370,481
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,233,980
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	98,943
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	500,000	571,620
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	245,000	275,444
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	245,000	272,288
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	200,000	248,006
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2047	1,000,000	1,030,440
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2050	1,000,000	1,025,640
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2035	1,125,000	1,375,549
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2039	1,000,000	1,205,700
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2041	500,000	598,955
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,914,272
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	780,547
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	56,905
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	65,000	73,570
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	34,099
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	84,943
		$22,223,050
Total Municipal Bonds		$164,618,905
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$500,000	$144,011
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.1% (v)	1,426,004	$1,426,004

Other Assets, Less Liabilities – 0.7%		1,191,002
Net Assets – 100.0%		$167,379,922
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,426,004 and $164,762,916, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,433,501, representing 0.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$164,618,905	$—	$164,618,905
U.S. Corporate Bonds	—	144,011	—	144,011
Mutual Funds	1,426,004	—	—	1,426,004
Total	$1,426,004	$164,762,916	$—	$166,188,920
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,037,713	$35,013,728	$36,625,337	$(165)	$65	$1,426,004
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,674	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2020, are as follows:
Arkansas	71.9%
Puerto Rico	7.6%
New Jersey	3.8%
Guam	3.0%
New York	3.0%
Maryland	1.0%
Texas	1.0%
California	0.8%
Illinois	0.8%
Massachusetts	0.8%
Pennsylvania	0.8%
North Carolina	0.7%
Ohio	0.7%
Colorado	0.6%
Iowa	0.6%
Alabama	0.4%
Connecticut	0.4%
Michigan	0.4%
South Carolina	0.4%
Tennessee	0.3%
Washington DC	0.2%
Indiana	0.1%
New Hampshire	0.1%
Virginia	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.